WARRANTS	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Warrants
WARRANTS

For the three months ended May 31, 2016, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock in connection with the issuance of the OID Notes pursuant to the March 2016 OID Note Purchase Agreements dated between March 3 and 15, 2016, referenced in Note 6. These warrants were initially exercisable at $8.25 per share and expire between March 3 and 15, 2021. These warrants vested immediately. These warrants contained an anti-dilution price protection provision, which required the warrants to be recorded as derivative warrant liability. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

For the three months ended May 31, 2016, the Company issued warrants to purchase an aggregate of 50,000 shares of common stock in connection with the issuance of common stock pursuant to the 2016 Unit Private Placement referenced in Note 3. These warrants are exercisable at $3.00 per share and expire on May 26, 2021. These warrants vested immediately. These warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Condensed Consolidated Balance Sheet.

For the three months ended May 31, 2017, the Company issued warrants to purchase an aggregate of 37,500 shares of common stock to a consultant for advisory services. These warrants are exercisable at $3.00 per share and expire between March 31, 2021 and May 31, 2021. These warrants vested immediately. The fair value of these warrants was determined to be approximately $37,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.83%; (2) an expected term of 5.0 years; (3) an expected volatility of 131%; and (4) zero expected dividends. For the three months ended May 31, 2017, the Company recognized approximately $37,000 of stock-based compensation for these warrants.

For the three months ended May 31, 2017, the Company reclassified approximately $1.5 million of derivative warrant liability to equity in connection with the lapse of a price protection provision, that had resulted in these instruments being classified as a derivative warrant liability at issuance. The fair value of these warrants was determined to be approximately $1.5 million, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.81%; (2) an expected term of 4.46 years; (3) an expected volatility of 124%; and (4) zero expected dividends

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2017	2,698,694	$5.11	$—	4.21
Granted:	37,500	3.00	—
Cancelled/Expired/Exercised	(4,671)	31.50	—
Outstanding at May 31, 2017	2,731,523	$5.04	$—	3.98

Warrants exercisable at May 31, 2017 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	164,888	2.39	164,888
$2.20	43,636	3.70	43,636
$3.00	2,152,908	0.11	2,152,908
$8.25	9,134	3.24	9,134
$10.50	126,978	2.85	126,978
$15.00	556	3.00	556
$18.75	695	3.00	695
$22.50	209,754	1.13	209,754
$31.50	21,241	1.32	21,241
$37.50	1,733	0.62	1,733
	2,731,523	3.98	2,731,523

For the year ended February 29, 2016, the Company issued to a consultant for services a five-year warrant to purchase 9,134 shares of common stock at an exercise price of $8.25 per share. This warrant vested immediately. The fair value of this warrant was determined to be approximately $27,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. For the year ended February 29, 2016, the Company recognized approximately $27,000 of stock-based compensation for this warrant.

For the year ended February 29, 2016, the Company issued an aggregate of 1,251 warrants to a consultant for services. These warrants were issued on May 31, 2015 and expire on May 31, 2020. A total of 556 of such warrants are exercisable at $15.00 per share and 695 of such warrants are exercisable at $18.75 per share. These warrants vested immediately. The fair value of these warrants was determined to be approximately $5,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.49%; (2) an expected term of 5.0 years; (3) an expected volatility of 124%; and (4) zero expected dividends. For the year ended February 29, 2016, the Company recognized approximately $5,000 of stock-based compensation for these warrants.

For the year ended February 29, 2016, the Company issued an aggregate of 214,376 Series A Warrants in connection with the issuances of Series B Preferred Stock in March 2015, referenced in Note 6, including 20,668 warrants issued to the placement agent. These Series A Warrants were issued on March 27, 2015 and March 31, 2015, are exercisable at $10.50 per share and expire on March 31, 2020. The Series A Warrants vested immediately. The Series A Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Consolidated Balance Sheet. The fair value of the placement agent warrants was determined to be approximately $158,000, as calculated using the Black-Scholes model, and recorded as stock issuance cost. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.41%; (2) an expected term of 5.0 years; (3) an expected volatility of 125%; and (4) zero expected dividends.

For the year ended February 29, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the issuance of the Promissory Note pursuant to the Note Purchase Agreement on July 31, 2015, referenced in Note 7. This warrant is exercisable at $8.25 per share and expires on July 30, 2020. The warrant vested immediately. The warrant contains a clause affecting its exercise price that caused it to be classified as a derivative warrant liability (see Note 7 and Note 8). Such clause will lapse upon listing of the Company’s common stock on a National Trading Market. The warrant was recorded as a debt discount based on its fair value.

For the year ended February 29, 2016, in connection with the issuance of the Promissory Note pursuant to the Note Purchase Agreement on July 31, 2015, the Company issued placement agent warrants to purchase an aggregate of 5,600 shares of common stock.  These placement agent warrants were issued on July 31, 2015, are exercisable at $10.50 per share and expire on July 31, 2020. These placement agent warrants vested immediately. The fair value of these warrants was determined to be approximately $17,000, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.54%; (2) an expected term of 5.0 years; (3) an expected volatility of 128%; and (4) zero expected dividends. Approximately $17,000 was recorded as part of the debt discount against the stated value of the Promissory Note (see Note 7).

For the year ended February 29, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock in connection with the Note Amendment on February 12, 2016, referenced in Note 9. This warrant is exercisable at $8.25 per share and expire on July 30, 2020. The warrant vested immediately. This warrant contained an anti-dilution price protection provision, which required the warrant to be recorded as derivative warrant liability (see Note 7 and Note 8). Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. The warrant was recorded as a debt discount based on its fair value.

For the year ended February 29, 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock in connection with the issuance of the OID Notes pursuant to the OID Note Purchase Agreement dated February 12, 2016, referenced in Note 9. These warrants are exercisable at $8.25 per share and expire on between February 12 and 22, 2021. These warrants vested immediately. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

During the year ended February 29, 2016, a total of 1,668 common stock purchase warrants with an exercise price of $31.50 per share and 5,001 common stock purchase warrants with an exercise price of $22.50 per share were repurchased and cancelled as part of a settlement of a dispute with two affiliated security holders (see Note 4).

For the year ended February 28, 2017, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock in connection with the issuance of the OID Notes pursuant to the March 2016 OID Note Purchase Agreements dated between March 3 and 15, 2016, referenced in Note 7. These warrants vested immediately, were initially exercisable at $8.25 per share and expire between March 3 and 15, 2021. These warrants contained an anti-dilution price protection provision, which required the warrants to be recorded as derivative warrant liability. In connection with the issuances of common stock pursuant to the 2016 Unit Private Placement, the exercise price of these warrants was adjusted to $2.00 per share. Such clause will lapse upon completion of a Qualified Offering, as defined in the warrant agreement. These warrants were recorded as a debt discount based on their fair value.

For the year ended February 28, 2017, the Company issued Unit Warrants to purchase an aggregate of 175,826 shares of common stock to investors in connection with the 2016 Unit Private Placement and MFN Exchange referenced in Note 4. These Unit Warrants vested immediately, are exercisable at $3.00 per share and expire between May 26, 2021 and June 7, 2021. These Unit Warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the Consolidated Balance Sheet. Additionally, in connection with the MFN Exchange, the Company cancelled Series A Warrants to purchase an aggregate of 9,000 shares of common stock that were exercisable at $10.50 per share and originally issued in connection with the Series B Private Placement.

For the year ended February 28, 2017, the Company issued warrants to purchase an aggregate of 45,459 shares of common stock in connection with the OID Note Amendments referenced in Note 7. These warrants vested immediately, are exercisable at $2.00 per share and expire between August 11, 2021 and August 18, 2021. The fair value of these warrants was determined to be approximately $44,000, as calculated using the Black-Scholes model and were recorded as a debt discount based on their fair value.

For the year ended February 28, 2017, the Company issued Additional Unit Warrants to purchase an aggregate of 650,625 shares of common stock in connection with the Additional 2016 Unit Private Placement referenced in Note 4. These Additional Unit Warrants vested immediately, are exercisable at $3.00 per share and expire between August 30, 2021 and October 20, 2021. As discussed in Note 4, due to the Price Protection Provision, these Additional Unit Warrants are being classified as a derivative liability and measured at fair value.

For the year ended February 28, 2017, the Company issued Additional Unit Warrants to purchase an aggregate of 966,881 shares of common stock in connection with the Company Payable Exchange, Promissory Note Exchange, OID Note Exchange, and Additional MFN Exchange referenced in Note 4. These Additional Unit Warrants vested immediately, are exercisable at $3.00 per share and expire between October 20, 2021 and October 29, 2021. As discussed in Note 4, due to the Price Protection Provision, these Additional Unit Warrants are being classified as a derivative liability and measured at fair value. Additionally, in connection with the Additional MFN Exchange, the Company cancelled Series A Warrants to purchase an aggregate of 208,027 shares of common stock that were exercisable at $10.50 per share and originally issued in connection with the Series B Private Placement.

For the year ended February 28, 2017, in connection with the Additional 2016 Unit Private Placement, the Company issued placement agent warrants to purchase an aggregate of 108,958 shares of common stock. These placement agent warrants were issued between August 30, 2016 and October 28, 2016, vested immediately, are exercisable at $3.00 per share and expire between August 29, 2021 and October 27, 2021. The fair value of these warrants was determined to be approximately $259,000, as calculated using the Black-Scholes model. Weighted-average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.25%; (2) an expected term of 5.0 years; (3) an expected volatility of 133% and (4) zero expected dividends.

For the year ended February 28, 2017, in connection with the Debt Exchange referenced in Note 7, the Company issued warrants to purchase an aggregate of 100,000 shares of common stock. These warrants were issued on January 17, 2017, vested immediately, are exercisable at $3.00 per share and expire January 16, 2022. The fair value of these warrants was determined to be approximately $118,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.84%; (2) an expected term of 5.0 years; (3) an expected volatility of 132%; and (4) zero expected dividends. For the year ended February 28, 2017, the Company recorded approximately $118,000 to Additional Paid-in Capital in connection with the debt extinguishment accounting related to the Debt Exchange (See Note 7).

For the year ended February 28, 2017, the Company issued warrants to purchase an aggregate of 37,500 shares of common stock to a consultant for financial advisory services. These warrants were issued between on December 31, 2016 February 28, 2017, vested immediately, are exercisable at $3.00 per share, and expire between December 30, 2021 and February 27, 2022. The fair value of these warrants was determined to be approximately $47,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.91%; (2) an expected term of 5.0 years; (3) an expected volatility of 131%; and (4) zero expected dividends. For the year ended February 28, 2017, the Company recognized approximately $47,000 of stock-based compensation for these warrants.

For the year ended February 28, 2017, the Company issued warrants to purchase an aggregate of 75,618 shares of common stock in connection with a settlement of an outstanding cash obligation payable to Dr. Oscar Bronsther, the Company’s former chief executive officer and board member, per a consulting agreement, dated June 17, 2015, between the parties. These warrants were issued on February 15, 2017, vested immediately, are exercisable at $3.00 per share, and expire on February 14, 2022. The fair value of these warrants was determined to be approximately $95,000, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 2.01%; (2) an expected term of 5.0 years; (3) an expected volatility of 131%; and (4) zero expected dividends. For the year ended February 28, 2017, the Company recorded approximately $95,000 to Additional Paid-in Capital in connection with this settlement.

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at February 29, 2015	580,604	$17.81		$72,250	3.33
Granted	354,000	$9.68		$-	-
Expired/ Exercised/ Cancelled	(21,090)	$22.19		$-	-
Outstanding at February 29, 2016	913,514	$14.56		$-	3.14
Granted	2,169,959	$2.97		$-	-
Expired/ Exercised/ Cancelled	(384,779)	$12.94		$-	-
Outstanding and expected to vest at February 28, 2017	2,698,694	$5.11	$		4.21

Warrants exercisable at February 28, 2017 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	164,888	2.57	164,888
$2.20	43,636	3.96	43,636
$3.00	2,115,408	0.12	2,115,408
$8.25	9,134	3.49	9,134
$10.50	126,978	3.10	126,978
$15.00	556	3.25	556
$18.75	695	3.25	695
$22.50	209,754	1.38	209,754
$31.50	25,912	1.30	25,912
$37.50	1,733	0.87	1,733
	2,698,694	4.21	2,698,694